Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2018
White Collar Productivity program
Schedule of liabilities associated with restructuring program

		Contract settlement,
	Employee	loss order
($ in millions)	severance costs	and other costs	Total
Liability at January 1, 2015	—	—	—
Expenses	300	3	303
Cash payments	(27)	—	(27)
Liability at December 31, 2015	273	3	276
Expenses	182	3	185
Cash payments	(91)	(2)	(93)
Change in estimates	(85)	(1)	(86)
Exchange rate differences	(17)	(1)	(18)
Liability at December 31, 2016	262	2	264
Expenses	28	3	31
Cash payments	(92)	(4)	(96)
Change in estimates	(118)	—	(118)
Exchange rate differences	21	—	21
Liability at December 31, 2017	101	1	102
Cash payments	(55)	—	(55)
Change in estimates and exchange rate differences	(13)	—	(13)
Liability at December 31, 2018	33	1	34

Restructuring cumulative costs incurred to date per operating segment

			Cumulative costs
	Net costs incurred in		incurred up to
($ in millions)	2017(1)	2016(1)	December 31, 2017(1)
Electrification Products	(17)	15	72
Industrial Automation	(23)	34	106
Robotics and Motion	(14)	26	56
Corporate and Other	(32)	32	91
Total	(86)	107	325

Schedule of restructuring expenses, net of changes in estimates

			Cumulative costs
			incurred up to
($ in millions)	2017	2016	December 31, 2017
Employee severance costs	(90)	97	307
Estimated contract settlement, loss order and other costs	3	2	8
Inventory and long-lived asset impairments	1	8	10
Total	(86)	107	325

Schedule of allocation of restructuring and related expenses, net of changes in estimates

($ in millions)	2017	2016
Total cost of sales	(47)	57
Selling, general and administrative expenses	(35)	35
Non-order related research and development expenses	(5)	1
Other income (expense), net	1	14
Total	(86)	107

OS Program
Restructuring cumulative costs incurred to date per operating segment

		Cumulative costs
	Costs incurred	incurred up to	Total
($ in millions)	in 2018	December 31, 2018	expected costs
Electrification Products	32	32	40
Industrial Automation	21	21	60
Robotics and Motion	1	1	50
Corporate and Other	11	11	200
Total	65	65	350

Schedule of allocation of restructuring and related expenses, net of changes in estimates

($ in millions)	2018
Total cost of sales	35
Selling, general and administrative expenses	23
Non-order related research and development expenses	3
Other income (expense), net	4
Total	65

Other restructuring-related activities
Schedule of restructuring expenses, net of changes in estimates

($ in millions)	2018	2017	2016
Employee severance costs	74	130	66
Estimated contract settlement, loss order and other costs	29	32	32
Inventory and long-lived asset impairments	13	19	35
Total	116	181	133

Schedule of allocation of restructuring and related expenses, net of changes in estimates

($ in millions)	2018	2017	2016
Total cost of sales	24	119	69
Selling, general and administrative expenses	52	10	4
Non-order related research and development expenses	2	—	5
Other income (expense), net	38	52	55
Total	116	181	133